Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 31, 2012 Claim	Aug. 31, 2012 Claim	May 31, 2013 Plaintiff Claim	May 31, 2012	May 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Rent expenses for cancelable and non-cancelable leases			$ 137,046	$ 107,384	$ 73,509
Number of federal securities class actions filed		4
Number of federal securities class actions dismissed	1
Number of federal securities class actions pending			3
Number of plaintiff currently pending			1